ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Revenue
Warranty costs
Warrant cost	¥ 27,146	¥ 63,540	¥ 74,742